Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust	$ 15,908	$ 0
Warrant Liability	25,906
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust	15,908
Warrant Liability	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust	0
Warrant Liability	0
Foreign Currency Forward Liability	53
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Derivative Liability	178
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Continental Stock and Trust	0
Warrant Liability	$ 18,280